Debt - Schedule of Repurchase Facilities (Q2) (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Sep. 13, 2019 extension	Jun. 30, 2021 USD ($) extension	Dec. 31, 2020 USD ($) extension	Dec. 31, 2019 USD ($)	Sep. 09, 2020 USD ($)	Sep. 08, 2020 USD ($)
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing		$ 1,075,000	$ 1,175,000	$ 1,275,000
Amount Outstanding		287,462	276,340	252,543
Interest expense		5,433	$ 11,632	16,616
USB Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Number of extension options | extension			2
Extension on initial maturity date			1 year
WF Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Number of extension options | extension	1		3
Extension on initial maturity date	1 year		1 year
Barclays Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Number of extension options | extension			2
Extension on initial maturity date			1 year
Secured debt | Barclays Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing		300,000	$ 300,000
Amount Outstanding		68,804	22,560
Interest expense		$ 1,009	$ 1,046
Ending weighted average interest rate		2.06%	2.51%
Number of extension options | extension		1	2
Extension on initial maturity date		1 year	1 year
Revolving Credit Facility
Assets Sold under Agreements to Repurchase [Line Items]
Amount Outstanding		$ 46,510	$ 186,828	$ 394,359
Ending weighted average interest rate		1.30%	1.71%	2.79%
Revolving Credit Facility | JPM Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing		$ 300,000	$ 300,000	$ 300,000	$ 300,000	$ 520,000
Amount Outstanding		125,284	113,884	107,526
Interest expense		$ 1,915	$ 5,020	$ 6,862
Ending weighted average interest rate		2.24%	2.54%	4.51%
Revolving Credit Facility | USB Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing			$ 100,000	$ 300,000
Amount Outstanding			5,775	87,375
Interest expense			$ 599	$ 5,563
Ending weighted average interest rate			2.40%	4.84%
Revolving Credit Facility | CS Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing		$ 200,000	$ 200,000	$ 300,000
Amount Outstanding		93,374	106,971	24,942
Interest expense		$ 1,771	$ 3,539	$ 1,333
Ending weighted average interest rate		2.58%	2.84%	3.65%
Revolving Credit Facility | WF Repo Facility
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing		$ 175,000	$ 175,000	$ 175,000
Amount Outstanding		0	27,150	0
Interest expense		$ 670	$ 1,041	976
Ending weighted average interest rate			2.50%
Number of extension options | extension		2	2
Extension on initial maturity date		1 year	1 year
Revolving Credit Facility | Barclays Revolver Facility
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing				100,000
Revolving Credit Facility | Secured debt | Barclays Revolver Facility
Assets Sold under Agreements to Repurchase [Line Items]
Committed financing		$ 100,000	$ 100,000	300,000
Amount Outstanding		0	0	32,700
Interest expense		$ 68	$ 387	$ 1,260
Ending weighted average interest rate				3.80%
Number of extension options | extension		1	1
Extension on initial maturity date		1 year	1 year